Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Mar. 31, 2011	Mar. 31, 2010
Discount rate	2.80%	2.80%
Lower Limit
Rate of compensation increase	0.80%	0.50%
Upper Limit
Rate of compensation increase	11.00%	10.00%